EARNINGS PER SHARE - Schedule of Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit for the period	$ 379,081	$ 495,583	$ 656,414
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	222,623	222,623	222,623
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	222,623	222,623	222,623
Basic earnings per share (in USD per share)	$ 1.70	$ 2.23	$ 2.95
Diluted earnings per share (in USD per share)	1.70	2.23	2.95
Dividends paid, ordinary shares per share (USD per share)	$ 0.93	$ 1.95	$ 2.87